Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SoundHound, Inc. [Member]
Convertible Notes (Tables) [Line Items]
Schedule of measurement include the probabilities of a qualified, non-qualified financing
September 30, 2021
March 2021 Note Payable
Notes payable, current portion	$30,000
Unamortized loan discount	(1,344)
Carrying value	$28,656
	September 30, 2021
	June 2020 Note	June 2021 Note	Total
Convertible notes, current portion	$—	$556	$556
Convertible notes, net of current portion
Convertible notes, face value	15,000	4,444	19,444
Unamortized loan discount	(1,006)	—	(1,006)
Total	$13,994	$5,000	$18,994
Carrying value	$13,994	$5,000	$18,994

Unamortized debt issuance cost (asset)	$—	$(1,506)	$(1,506)
December 31, 2020
June 2020 Note
Convertible notes, net of current portion	$15,000
Unamortized loan discount	(1,942)
Carrying value	$13,058

	May Note		June Note
	Issuance	August 2020	Issuance	December 2020
Term (years)	0.21	—	0.26	0.13
Discount rate	8.16%	—	6.78%	4.34%
Probability of financing	90%	100%	90%	65%